Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 - Shareholders’ Equity

A. General

The Company’s shares are traded on the NASDAQ Global Market under the symbol “CAMT”, and also listed and traded on the Tel-Aviv stock exchange.

B. Changes in Stock Options and RSUs

The number of stock options exercised in the six-month period ended June 30, 2024, was 416,316.

In the first six months of 2024, 183,329 restricted share units (RSUs) were granted by the Company. The RSUs vest over a four-year period.

C. Share-based Compensation Expense

The total share-based compensation expense amounted to $7,198, $6,521, and $12,598 for the six-month periods ended June 30, 2024 and 2023 and the year ended December 31, 2023, respectively.